LOANS RECEIVABLE, NET (Details) - USD ($)	Mar. 31, 2020	Mar. 31, 2019
Loans and Leases Receivable Disclosure [Line Items]
Loans receivable	$ 46,186,855	$ 77,448,759
Allowance for uncollectible loans receivable	(15,017,029)	(1,083,385)
Loans receivable, net	31,169,826	76,365,374
Loans receivable, net - current	14,190,488	36,554,913
Loans receivable, net - non-current	16,979,338	39,810,461
Loan receivable in non-accrual status	0	0
Trust 1
Loans and Leases Receivable Disclosure [Line Items]
Loans receivable, net	$ 4,472,885	$ 64,103